Note 10 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
Deferred tax assets (liabilities)	2020	2019

Net operating loss carryforwards	$7,660	$6,307
Research credit carryforwards	235	235
Stock-based compensation	1,498	1,230
Other	70	72
Deferred tax assets	9,463	7,844
Valuation allowance	(9,463)	(7,844)
Net deferred tax asset	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2020	2019
Statutory rate	21.0%	21.0%
Permanent differences	1.7	(5.9)
Valuation allowance	(26.5)	(32.4)
Foreign research incentives	5.4	5.7
Deferred true-up	-	16.3
Other	3.8	1.0
Effective rate	5.4%	5.7%

Summary of Operating Loss and Tax Credit Carryforwards [Table Text Block]
(In Thousands)	Amount	Expiration Years
Net operating losses--federal	12,958	Expires beginning 2031
2018 to 2020 net operating loss -- federal	6,148	Never expires
Tax credits--federal	235	Beginning 2041